Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated February 10, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA AB Small & Mid Cap Value Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” references to Shri Singhvi are deleted and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since
Erik Turenchalk
Portfolio Manager – Small- and Mid-Cap Value Equities	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the fourth paragraph under “AllianceBernstein L.P. (AllianceBernstein)” is deleted in its entirety and replaced with the following:

The SA AB Small & Mid Cap Value Portfolio is managed by AllianceBernstein’s North America Value Investment Policy Group, which is comprised of James MacGregor and Erik Turenchalk. Mr. MacGregor joined AllianceBernstein in 1998 and is currently the Chief Investment Officer for Small & Mid-Cap Value Equities. Mr. Turenchalk joined AllianceBernstein in 1999 and is currently a Portfolio Manager for Small- and Mid-Cap Value Equities.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-SMC1.1 (2/20)

Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated February 10, 2020

to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2019, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to AllianceBernstein L.P. (“AllianceBernstein”), Shri Singhvi’s information is deleted and the following is added:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of 12/31/2019)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

AllianceBernstein	Turenchalk, Erik	28	$6,941	36	$870	55	$2,894

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAST_SAI_SUP14 (2/20)